Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Sound Shore Fund Inc.
Central Index Key	0000764157
Amendment Flag	false
Document Creation Date	May 01, 2016
Document Effective Date	May 01, 2016
Prospectus Date	May 01, 2016